Equinox Abraham Strategy Fund

SUMMARY PROSPECTUS | SEPTEMBER 24, 2012

SHARE CLASS:	I

TICKER SYMBOL:	EABIX

This summary prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the fund’s complete prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at www.equinoxasp.com/documents. You can also get this information at no cost by calling (888) 643-3431 or by sending an e-mail request to invest@equinoxfundmanagement.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The fund’s prospectus dated May 1, 2012 and statement of additional information dated May 1, 2012 and amended September 1, 2012, each as may be amended from time to time, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

INVESTMENT OBJECTIVE:

The Equinox Abraham Strategy Fund (the “Fund”) seeks to achieve long-term capital appreciation.

FEES AND EXPENSES OF THE FUND:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee (as a % of amount redeemed, if sold before 30 days)	None	(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (2)	0.78%
Acquired Fund Fees and Expenses (3)(4)	0.07%

Total Annual Fund Operating Expenses (3)	1.60%

Fee Waiver and/or Expense Reimbursement (5)	(0.43)%

Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement) (3)	1.17%

(1)	The Fund’s transfer agent charges a $15.00 fee for each wire redemption.

(2)	Based on estimated amounts for the Fund’s current fiscal year.

(3)	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and do not include “Acquired Fund Fees and Expenses.”

(4)	“Acquired Fund Fees and Expenses” do not include fees and expenses associated with the Fund’s investments in its wholly-owned subsidiary (the “Subsidiary”) or in any trading company. However, the Fund indirectly bears the fees and expenses of the Subsidiary and any trading company in the form of reduced returns on its investments. Equinox Fund Management, LLC (the “Adviser”) anticipates that any trading company will be subject to (i) management fees of up to 2.0% of notional exposure, and (ii) performance-based incentive fees of up to 30.0% of new high net trading profits. The Subsidiary and any trading company are also subject to certain derivative trading costs, including brokerage commissions and various exchange fees.

(5)	The Adviser has contractually agreed to reduce its compensation and/or reimburse expenses for the Fund, to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund Fees and Expenses” (as defined in Form N-1A), any trading company expenses and brokerage commissions, do not exceed 1.10% (on an annual basis) of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2013. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser.

Expense Example:    This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $25,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$119	$463

Portfolio Turnover:    The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” on the table above or in the Expense Example) affect the Fund’s performance.

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PRINCIPAL INVESTMENT STRATEGIES:

Please refer to the section entitled “Key Terms” below for additional information on highlighted terms.

The Fund pursues its investment objective by investing, directly or indirectly through its wholly-owned subsidiary (the “Subsidiary”), in a combination of (i) trading companies that employ the managed futures program of Abraham Trading Company (“Abraham”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission and/or derivative instruments such as swap agreements that provide exposure to the managed futures program of Abraham (the “Abraham Program”), and (ii) an actively managed fixed-income portfolio. The Abraham Program generally utilizes a systematic trading model, blending long-term and short-term trend following, short-term momentum, and mean reversion strategies in an effort to reduce volatility without sacrificing performance. In so doing, the Abraham Program seeks opportunities to enter trades believed to provide superior risk/reward characteristics that capture major trends in a diverse group of markets. In evaluating the various factors which make up a trading decision, the Abraham Program weighs each trade’s risk-reward potential, how it fits into the risk profile of the entire strategy, and whether it adheres to the program’s overall trading goals. The scope of markets that may be accessed by the Abraham Program includes a variety of commodity, interest rate and financial futures markets.

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Derivative Instruments:    As a principal investment strategy, the Fund or the Subsidiary will invest in one or more trading companies that use a variety of derivative instruments including swap agreements, exchange-traded futures and option contracts and forward contracts to gain exposure to a wide variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products and to hedge price risk. In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. A trading company may take a long or short position in such market. The Fund or its Subsidiary may also invest in a variety of derivative instruments.

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Fixed-Income Securities:    The Fund will also invest in fixed income securities in order to seek income, for liquidity purposes, and to serve as margin or collateral for the derivatives positions of the Fund or the Subsidiary to the extent necessary. The Fund may invest in a variety of investment grade fixed income securities, including, without limitation, corporate bonds and other corporate debt securities and securities issued by the U.S. government or its agencies and instrumentalities. The Fund also may seek to obtain market exposure to fixed income securities by entering into a series of purchase and sale contracts. The Fund defines investment grade securities as those that are rated, at the time of purchase, as BBB- or higher by Standard & Poor’s Rating Group or another nationally recognized statistical rating organization. The Fund may invest in fixed income securities of any duration. The Fund may also invest, to the extent permitted by the 1940 Act and rules under it, in money market funds or other investment companies (such as exchange traded funds) whose assets are comprised primarily of fixed income securities or that seek to track the composition and/or performance of specific fixed income indexes.

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Subsidiary:    Investments in the Subsidiary, which has the same investment objective as the Fund, are intended to provide the Fund with exposure to futures contracts and commodities in a manner consistent with the limitations of the federal tax requirements that apply to the Fund. In addition, applicable federal tax requirements generally limit the degree to which the Fund may invest in the Subsidiary to an amount not exceeding 25% of its total assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

KEY TERMS

A Managed Futures Program generally is a trading program that a CTA uses to guide its investments in futures, forwards, options or spot contracts. Each of these investments may be tied to a particular asset class: commodities, equities, fixed income or foreign currencies. A managed futures program may use one or a combination of trading strategies, including those described below.

A Mean Reversion strategy generally seeks to identify instruments whose prices have deviated from, and therefore are likely to return to, their historical averages. If an instrument is trading below its historical average price, a mean reversion strategy generally would entail taking a long position on the instrument, while if an instrument is trading above its historical average price, a mean reversion strategy generally would entail taking a short position in the instrument.

A Momentum strategy generally seeks to identify the recent price movements of a specific global market segment over a specific period of time, and buy or sell an investment based on these price movements. Generally, a momentum strategy would entail taking a long position on an investment with an upward price movement and a short position on an investment with a downward price movement.

Systematic Trading is a trading strategy that employs computer-driven, mathematical models to identify when to buy or sell an instrument according to rules determined before a trade is made, generally with little or no human intervention once a mathematical formula has been entered.

A Trading Company is a pooled investment vehicle organized as a limited liability company and operated as a commodity pool.

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or sell investments based on the assessment of these trade signals as determined before a trade is made. Trend-following generally focuses on the direction an investment or global market segment already has gone and not on the direction it may go.

The Fund’s return will be derived principally from changes in the value of securities held in the Fund’s portfolio (including its interests in the Subsidiary), and the Fund’s assets will consist principally of securities. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser may engage in frequent buying and selling of portfolio holdings to achieve the Fund’s investment objective.

Principal Investment Risks:    As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. In general, the Fund’s investment strategies involve greater risks than the strategies used by a typical mutual fund. Many factors affect the Fund’s net asset value and performance.

The following describes some of the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through its investment in the Subsidiary.

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Abraham Program Strategy Risk. The profitability of the Fund’s investment in a trading company utilizing or derivatives providing exposure to the Abraham Program depends primarily on the ability of Abraham to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements are influenced by, among other things:

•	changes in interest rates;

•	governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies;

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•	weather and climate conditions;

•	natural disasters, such as hurricanes;

•	changing supply and demand relationships;

•	changes in balances of payments and trade;

•	U.S. and international rates of inflation and deflation;

•	currency devaluations and revaluations;

•	U.S. and international political and economic events; and

•	changes in philosophies and emotions of various market participants.

The Abraham Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, incentive fees and transaction fees, of a trading company utilizing or derivatives providing exposure to the Abraham Program through reduced returns.

The successful use of forward and futures contracts draws upon Abraham’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

•	the imperfect correlation between the change in market value of the instruments held by a trading company and the price of the forward or futures contract

•	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired

•	losses caused by unanticipated market movements, which are potentially unlimited;

•	Abraham’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors;

•	the possibility that the counterparty will default in the performance of its obligations; and

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if the trading company has insufficient cash, it may either have to sell securities from its portfolio to meet daily variation margin requirements or the trading company may have to close certain positions at a time when it may be disadvantageous to do so

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, which means the Abraham Program (and indirectly the Fund through its investment in a derivative instrument or trading company) will have the potential for greater losses, as well as the potential for greater gains, than if the Abraham Program did not employ leverage in its investment activity. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Abraham Program’s exposure to an asset class and may cause the value of the trading company’s securities or related derivatives instruments to be volatile. Accordingly, the Fund’s NAV may be volatile because of its investment exposure to the Abraham Program.

There is no assurance that the Fund’s investment in a derivative instrument or trading company with leveraged exposure to certain investments and markets will enable the Fund to achieve its investment objective.

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Commodities Risk.    Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of a trading company or commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

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Counterparty Risk.    Many of the derivative contracts entered into by the Fund, the Subsidiary or a trading company will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Subsidiary or a trading company, the Fund, the Subsidiary or trading company must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund, the Subsidiary or a trading company may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

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Credit Risk.    Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

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Currency Risk.    The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

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Derivatives Risk.    Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. Derivatives typically have economic leverage inherent in their terms. Such leverage will magnify any losses. A small investment in a derivative instrument can have a large impact on the performance of the Fund. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based. Purchased options may expire worthless. Derivative counterparties may default. There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

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Emerging Market Risk.    The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

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Fixed-Income Risk.    Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

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Foreign Market Risk.    As a general rule, there is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange risk.

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General Market Risk.    The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

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Leverage/Volatility Risk.    The use of leverage by the Fund (or trading companies in which the Fund invests) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s (or the relevant trading companies’) trading positions suddenly turn unprofitable.

The Fund’s NAV is expected over short-term periods to be volatile because of the significant use of direct and indirect investments that have a leveraging effect. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant loss on their investment in the Fund.

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Liquidity Risk.    The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

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Management Risk.    The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of the Abraham Program or any particular security or derivative in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

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Non-Diversification Risk.    The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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OTC Trading Risk.    Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

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Portfolio Turnover Risk.    The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

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Regulatory Change Risk.    The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund’s operation. Recently the Commodity Futures Trading Commission (“CFTC”) has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all trading companies to register with the CFTC. Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

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Subsidiary Risk.    The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Performance:    Because the Fund has not commenced operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser:    Equinox Fund Management, LLC

PORTFOLIO MANAGERS:

The portfolio management team has included the following four members since 2011:

•	Richard Bornhoft, Chief Investment Officer

•	Brian Bell, Director of Research

•	Ajay Dravid, Managing Director of Portfolio Management

•	Rufus Rankin, Director of Portfolio Management

Purchase and Sale of Fund Shares:    The minimum initial investment in Class I Shares of the Fund is $25,000, with no minimum subsequent investment. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemptions requests may be made in writing, by telephone, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information:    Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan.

Payments to Broker-Dealers and Other Financial Intermediaries:    If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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